Other current and non-current non-financial assets (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 30, 2020
Disclosure Of Detailed Information About Reconciliation Of Explorations In Execution [Line Items]
Opening balance	$ 14,265		$ 18,654
Disbursements	11,964	$ 0
Reclassifications	(13,314)	(4,389)
Total changes	(1,350)	$ (4,389)
Total	$ 12,915		$ 14,265